Current liabilities - payables (Tables)	6 Months Ended
Jun. 30, 2026
Current liabilities - payables [Abstract]
Current Liabilities - Payables
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Trade payables	1,667	962
Accrued expenses	52	724

	1,719	1,686